Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000169568 | 2285441 | Dundee Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000169568 | 6761000 | Valterra Platinum Limited
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000169568 | 6597700 | Midland Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000169568 | G9460G101 | Valaris Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000169568 | 6225476 | Cromwell Property Group
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169568 | BMJ1825 | Exor N.V.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169568 | BK9RKT0 | Travis Perkins plc
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169568 | BF0L7J5 | International Petroleum Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169568 | 6267359 | Hong Kong Exchanges & Clearing Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169568 | 47233W109 | Jefferies Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169568 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000169568 | Chile
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169568 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169568 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000169568 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000169568 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000169568 | India
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000169568 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000169568 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000169568 | United States
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000169568 | Canada
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000169568 | B014K55Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169568 | G0457F107Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000169568 | 2518932Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000169568 | BV97343Energy
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000169568 | 6853521Real Estate
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000169568 | 67077M108Materials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000169568 | 6124142Financials
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000169568 | Real Estate25961D105
Holdings [Line Items]
Percent of Total Investments	94.50%
C000169568 | Cash & Equivalent61747C525
Holdings [Line Items]
Percent of Total Investments	5.50%
C000169569 | 2285441 | Dundee Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000169569 | 6761000 | Valterra Platinum Limited
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000169569 | 6597700 | Midland Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000169569 | G9460G101 | Valaris Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000169569 | 6225476 | Cromwell Property Group
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169569 | BMJ1825 | Exor N.V.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169569 | BK9RKT0 | Travis Perkins plc
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169569 | BF0L7J5 | International Petroleum Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169569 | 6267359 | Hong Kong Exchanges & Clearing Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169569 | 47233W109 | Jefferies Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169569 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000169569 | Chile
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169569 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169569 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000169569 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000169569 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000169569 | India
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000169569 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000169569 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000169569 | United States
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000169569 | Canada
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000169569 | B014K55Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169569 | G0457F107Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000169569 | 2518932Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000169569 | BV97343Energy
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000169569 | 6853521Real Estate
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000169569 | 67077M108Materials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000169569 | 6124142Financials
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000169569 | Real Estate25961D105
Holdings [Line Items]
Percent of Total Investments	94.50%
C000169569 | Cash & Equivalent61747C525
Holdings [Line Items]
Percent of Total Investments	5.50%